SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 23, 2013
Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares for grants (in shares)	891,517
Stock options granted subject to vesting period (in shares)	400,000		5,600
Vesting period of options granted	5 years		5 years
Exchange ratio after adjustment in shares under plan	0.857%
Number of options granted	400,000		5,600
After-tax compensation cost for vested equity-based awards recognized	$ 71,000
Unrecognized pre-tax compensation cost for non vested equity based awards granted	$ 574,000
Weighted-average vesting period	4 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value assumption, method used	Black-Scholes options-pricing model		Black-Scholes options-pricing model
Dividend yield	2.88%		3.86%
Expected volatility	14.25%		24.10%
Risk-free interest rate	2.55%		1.64%
Expected life of options	10 years
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares for grants (in shares)				467,500
Number of options granted	400,000